Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2023 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Fortrea MDCC views the link between our performance and our NEOs’ pay. For a discussion of how the Company views its executive compensation structure, including alignment with Company performance, see the Compensation Discussion and Analysis beginning on page 25. Due to the mid-year timing of our separation from Labcorp, many of the decisions impacting our 2023 NEO compensation were made by Labcorp and were grounded in Labcorp’s compensation philosophy, programs and policies. Moving forward from July 1, 2023, using the information, procedures and policies developed by Labcorp, the Fortrea MDCC and our Board of Directors makes independent decisions related to compensation. The Fortrea MDCC did not consider the pay versus performance disclosure below in making its pay decisions.
In accordance with SEC rules, the following table sets forth information concerning compensation actually paid (“CAP”), Total Shareholder Return (“TSR”), Net Income, and Adjusted EBITDA. These disclosures and the calculating of CAP is required by the SEC’s rules. Neither CAP nor the amount reported in the Summary Compensation Table (“SCT”) reflect the amount of compensation actually paid, earned or received during the applicable year. Per SEC rules, CAP was calculated by adjusting SCT Total values for the applicable year as described in the footnotes to the following table.

					VALUE OF INITIAL $100 INVESTMENT BASED ON: (4)

FISCAL YEAR (1)	SCT TOTAL PAY FOR CEO (2)	CAP TO CEO (3)	AVERAGE SCT TOTAL PAYT FOR OTHER NEOS (2)	AVG. CAP TO OTHER NEOS (3)	COMPANY TSR	PEER GROUP TSR	NET INCOME (LOSS) ($ Millions) (5)	ADJUSTED EBITDA ($ Millions) (6)

2023	$26,320,395	$34,238,046	$3,154,484	$3,349,885	$102.60	$103.20	($3)	$306

(1)	For 2023, the CEO was Thomas Pike and the other NEOs were Jill McConnell and Mark Morais.

(2)
These amounts reflect (i) the total compensation reported in the SCT for the applicable year in the case of our CEO; and (ii) the average of the total compensation reported in the SCT for the applicable year for our Other NEOs. See the footnotes to the SCT for further detail regarding the amounts in this column.

(3)
Amounts reported in these columns represent CAP; adjustments were made to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments for our CEO and for the average of the Other NEOs is set forth in the following tables, which describe the adjustments, each of which is prescribed by the SEC rule to calculate the CAP amounts from SCT amounts.

YEAR	SCT TOTAL PAY FOR CEO	MINUS STOCK AWARD VALUE & OPTION AWARD VALUE REPORTED IN SCT FOR THE COVERED YEAR	PLUS YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED DURING THE COVERED YEAR THAT REMAIN OUTSTANDING AND UNVESTED AS OF LAST DAY OF THE COVERED YEAR	PLUS YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE LAST DAY OF THE COVERED YEAR OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS	PLUS YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE VESTING DATE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING THE COVERED YEAR	MINUS FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE COVERED YEAR	PLUS VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTRAL COMPENSATION FOR THE COVERED YEAR	MINUS CHANGE IN PENSION VALUE REPORTED IN SCT FOR COVERED YEAR	PLUS PENSION ADJUSTMENT	CEO CAP

2023	$26,320,395	$24,128,640	$32,021,869	$0	$0	$0	$24,422	$0	$0	$34,238,046

YEAR	SCT AVERAGE FOR OTHER NEOS	MINUS STOCK AWARD VALUE & OPTION AWARD VALUE REPORTED IN SCT FOR THE COVERED YEAR	PLUS YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED DURING THE COVERED YEAR THAT REMAIN OUTSTANDING AND UNVESTED AS OF LAST DAY OF THE COVERED YEAR	PLUS YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE LAST DAY OF THE COVERED YEAR OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS	PLUS YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE VESTING DATE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING THE COVERED YEAR	MINUS FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE COVERED YEAR	PLUS VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTRAL COMPENSATION FOR THE COVERED YEAR	MINUS CHANGE IN PENSION VALUE REPORTED IN SCT FOR COVERED YEAR	PLUS PENSION ADJUSTMENT	AVERAGE OTHER NEO CAP

2023	$3,154,484	$2,420,555	$2,670,583	($52,524)	($9,173)	$0	$7,070	$0	$0	$3,349,885
EXECUTIVE COMPENSATION

The fair value of options was determined by using the Black-Scholes option pricing method. The fair value of the PSAs was determined by using a Monte Carlo simulation pricing model and the probable outcome of the performance vesting conditions as of each measurement date and Company actual performance payouts for each completed performance period for the respective fiscal year. The fair value of the restricted stock was determined using the stock price on the appropriate measurement date.

(4)
The comparison assumes $100 was invested in the Company and in the Nasdaq Healthcare Index, respectively, for the period starting July 1, 2023, the effective date of the registration of FTRE Common Stock, through the end of the year. Historical stock performance is not necessarily indicative of future stock performance. All dollar values assume reinvestment of all dividends, where applicable.
Beginning in 2024, we have been utilizing the S&P 1500 Healthcare Index as our primary comparator for Total Shareholder Return.

(5)	“Net income” is equivalent to “Net earnings” as reported in the Company’s financial statements.

(6)
SEC rules require us to designate a “company-selected measure” that in our assessment represents the most important financial performance measure (other than total stockholder return, stock price, or net income) used by the Company to link the CAP of our NEOs, for the most recently completed fiscal year, to our performance. We selected Adjusted EBITDA as this measure for 2023, as reflected in the table above. Adjusted EBITDA is a non-GAAP measure. See the reconciliation of Adjusted EBITDA on Appendix A attached to this proxy statement. We may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	These amounts reflect (i) the total compensation reported in the SCT for the applicable year in the case of our CEO; and (ii) the average of the total compensation reported in the SCT for the applicable year for our Other NEOs. See the footnotes to the SCT for further detail regarding the amounts in this column.
Peer Group Issuers, Footnote
The comparison assumes $100 was invested in the Company and in the Nasdaq Healthcare Index, respectively, for the period starting July 1, 2023, the effective date of the registration of FTRE Common Stock, through the end of the year. Historical stock performance is not necessarily indicative of future stock performance. All dollar values assume reinvestment of all dividends, where applicable.
Beginning in 2024, we have been utilizing the S&P 1500 Healthcare Index as our primary comparator for Total Shareholder Return.

PEO Total Compensation Amount	$ 26,320,395
PEO Actually Paid Compensation Amount	$ 34,238,046
Adjustment To PEO Compensation, Footnote

YEAR	SCT TOTAL PAY FOR CEO	MINUS STOCK AWARD VALUE & OPTION AWARD VALUE REPORTED IN SCT FOR THE COVERED YEAR	PLUS YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED DURING THE COVERED YEAR THAT REMAIN OUTSTANDING AND UNVESTED AS OF LAST DAY OF THE COVERED YEAR	PLUS YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE LAST DAY OF THE COVERED YEAR OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS	PLUS YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE VESTING DATE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING THE COVERED YEAR	MINUS FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE COVERED YEAR	PLUS VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTRAL COMPENSATION FOR THE COVERED YEAR	MINUS CHANGE IN PENSION VALUE REPORTED IN SCT FOR COVERED YEAR	PLUS PENSION ADJUSTMENT	CEO CAP

2023	$26,320,395	$24,128,640	$32,021,869	$0	$0	$0	$24,422	$0	$0	$34,238,046

Non-PEO NEO Average Total Compensation Amount	$ 3,154,484
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,349,885
Adjustment to Non-PEO NEO Compensation Footnote

YEAR	SCT AVERAGE FOR OTHER NEOS	MINUS STOCK AWARD VALUE & OPTION AWARD VALUE REPORTED IN SCT FOR THE COVERED YEAR	PLUS YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED DURING THE COVERED YEAR THAT REMAIN OUTSTANDING AND UNVESTED AS OF LAST DAY OF THE COVERED YEAR	PLUS YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE LAST DAY OF THE COVERED YEAR OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS	PLUS YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE VESTING DATE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING THE COVERED YEAR	MINUS FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE COVERED YEAR	PLUS VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTRAL COMPENSATION FOR THE COVERED YEAR	MINUS CHANGE IN PENSION VALUE REPORTED IN SCT FOR COVERED YEAR	PLUS PENSION ADJUSTMENT	AVERAGE OTHER NEO CAP

2023	$3,154,484	$2,420,555	$2,670,583	($52,524)	($9,173)	$0	$7,070	$0	$0	$3,349,885

Tabular List, Table
Financial Performance Measures
For fiscal year 2023, the sole financial performance measure we used in setting pay-for-performance compensation for the most recently completed fiscal year was Adjusted EBITDA. The manner in which this measure, together with certain non-financial performance measures, determined the amounts of incentive compensation paid to our NEOs is described above in the CD&A section. Beginning in fiscal year 2024, we will revise and implement our approach to executive compensation, which incorporates additional financial performance measures. Specifically, (i) our annual incentive bonus plan will use Adjusted EBTIDA and net new business as performance measures to determine payouts of bonuses under the Fortrea Bonus Plan and (ii) PSU awards granted to our NEOs for fiscal year 2024 are subject to Adjusted EBITDA Margin and Revenue performance metrics, and include a relative TSR modifier. We believe these enhancements, as part of our revised compensation program commencing with fiscal year 2024 further strengthens the link between compensation actually paid to our NEOs and our performance.

Total Shareholder Return Amount	$ 102.6
Peer Group Total Shareholder Return Amount	103.2
Net Income (Loss)	$ (3,000,000)
Company Selected Measure Amount	306,000,000
PEO Name	Thomas Pike
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBTIDA
Non-GAAP Measure Description
(6)
SEC rules require us to designate a “company-selected measure” that in our assessment represents the most important financial performance measure (other than total stockholder return, stock price, or net income) used by the Company to link the CAP of our NEOs, for the most recently completed fiscal year, to our performance. We selected Adjusted EBITDA as this measure for 2023, as reflected in the table above. Adjusted EBITDA is a non-GAAP measure. See the reconciliation of Adjusted EBITDA on Appendix A attached to this proxy statement. We may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
PEO | STOCK AWARD VALUE & OPTION AWARD VALUE REPORTED IN SCT FOR THE COVERED YEAR [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 24,128,640
PEO | YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED DURING THE COVERED YEAR THAT REMAIN OUTSTANDING AND UNVESTED AS OF LAST DAY OF THE COVERED YEAR [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,021,869
PEO | YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE LAST DAY OF THE COVERED YEAR OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE VESTING DATE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING THE COVERED YEAR [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE COVERED YEAR [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTRAL COMPENSATION FOR THE COVERED YEAR [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,422
PEO | CHANGE IN PENSION VALUE REPORTED IN SCT FOR COVERED YEAR [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | PENSION ADJUSTMENT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | STOCK AWARD VALUE & OPTION AWARD VALUE REPORTED IN SCT FOR THE COVERED YEAR [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,420,555
Non-PEO NEO | YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED DURING THE COVERED YEAR THAT REMAIN OUTSTANDING AND UNVESTED AS OF LAST DAY OF THE COVERED YEAR [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,670,583
Non-PEO NEO | YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE LAST DAY OF THE COVERED YEAR OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(52,524)
Non-PEO NEO | YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE VESTING DATE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING THE COVERED YEAR [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,173)
Non-PEO NEO | FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE COVERED YEAR [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTRAL COMPENSATION FOR THE COVERED YEAR [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,070
Non-PEO NEO | CHANGE IN PENSION VALUE REPORTED IN SCT FOR COVERED YEAR [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | PENSION ADJUSTMENT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0